Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Summary of Significant Accounting Policies
Number of reportable segment | segment	1
Accrued interest receivable on available-for-sale debt securities	$ 2,900,000
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Interest Receivable
Accrued interest receivable on loans receivable	$ 1,400,000
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Interest Receivable
Retained earnings	$ 46,307,000	$ 44,018,000
Loans, net of allowance	486,945,000	479,318,000
Amount of loans evaluated for determination of allowance for credit losses	100,000
Effective income tax rate reconciliation, change in enacted tax rate, amount	$ 0
Maximum deferrable under annual incentive award percent	50.00%
Dilutive effects	$ 0	0
Federal Home Loan and Reserve Bank Stock
Summary of Significant Accounting Policies
Cash, uninsured amount	$ 10,295,000	$ 33,418,000
ASU No. 2016-13 | As Reported
Summary of Significant Accounting Policies
Retained earnings			$ 2,088,000
Loans other than unfunded loan commitments | ASU No. 2016-13 | As Reported
Summary of Significant Accounting Policies
Loans, net of allowance			1,911,000
Unfunded loan commitments | ASU No. 2016-13 | As Reported
Summary of Significant Accounting Policies
Loans, net of allowance			$ 177,000
Company buildings | Minimum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	10 years
Company buildings | Maximum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	39 years
Furniture and equipment | Minimum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	3 years
Furniture and equipment | Maximum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	7 years
Computer software | Minimum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	1 year
Computer software | Maximum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	3 years